Document And Entity Information	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Runway Growth Finance Corp.
Entity Central Index Key	0001653384
Entity Emerging Growth Company	true
Entity File Number	814-01180
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-5049745
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	698-6902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Notes 7.25 Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Notes due 2031
Trading Symbol	RWAYI
Security Exchange Name	NASDAQ
Sec 7.50 Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Notes due 2027
Trading Symbol	RWAYL
Security Exchange Name	NASDAQ
9.00% Notes due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.00% Notes due 2027
Trading Symbol	SWKHL
Security Exchange Name	NASDAQ
Common Stock Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RWAY
Security Exchange Name	NASDAQ